Credit Risk - Summary of Compound Annual Growth Rates Over 5 Year Forecast (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Upside 2 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	4.90%	3.40%
House Price Growth Peak/Trough	8.10%	7.40%
Gross Domestic product Five Year Average Increase Decrease	2.40%	2.50%
Gross Domestic Product Peak/Trough Rate	1.50%	1.60%
Unemployement Five Year Average end period	1.90%	2.80%
Unemployment Peak/Trough Rate	1.88%	2.58%
Bank of England Base Rate Five Year end period	2.00%	1.00%
Bank of England Base Rate Peak/Trough	2.00%	2.00%
Upside 1 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	3.70%	2.30%
House Price Growth Peak/Trough	5.80%	4.60%
Gross Domestic product Five Year Average Increase Decrease	2.00%	2.10%
Gross Domestic Product Peak/Trough Rate	1.00%	1.10%
Unemployement Five Year Average end period	2.70%	3.80%
Unemployment Peak/Trough Rate	2.73%	3.71%
Bank of England Base Rate Five Year end period	2.00%	1.25%
Bank of England Base Rate Peak/Trough	2.00%	2.00%
Base case [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	1.60%	2.00%
House Price Growth Peak/Trough	2.00%	2.00%
Gross Domestic product Five Year Average Increase Decrease	1.60%	1.60%
Gross Domestic Product Peak/Trough Rate	0.70%	0.60%
Unemployement Five Year Average end period	4.00%	4.30%
Unemployment Peak/Trough Rate	4.10%	4.39%
Bank of England Base Rate Five Year end period	0.75%	1.50%
Bank of England Base Rate Peak/Trough	0.75%	1.50%
Downside 1 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	(1.20%)	(2.00%)
House Price Growth Peak/Trough	(2.80%)	(5.80%)
Gross Domestic product Five Year Average Increase Decrease	0.70%	0.70%
Gross Domestic Product Peak/Trough Rate	(1.10%)	(0.60%)
Unemployement Five Year Average end period	5.60%	6.90%
Unemployment Peak/Trough Rate	5.64%	7.30%
Bank of England Base Rate Five Year end period	2.00%	2.50%
Bank of England Base Rate Peak/Trough	2.00%	2.50%
Downside 2 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House Price Index Five Year Average Increase Decrease	(9.30%)	(9.50%)
House Price Growth Peak/Trough	(13.50%)	(15.60%)
Gross Domestic product Five Year Average Increase Decrease	0.20%	0.30%
Gross Domestic Product Peak/Trough Rate	(5.60%)	(6.10%)
Unemployement Five Year Average end period	7.40%	8.60%
Unemployment Peak/Trough Rate	7.84%	8.65%
Bank of England Base Rate Five Year end period	2.25%	2.25%
Bank of England Base Rate Peak/Trough	3.00%	3.00%